Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Common Stock Common Stock Class T	Common Stock Common Stock Class S	Common Stock Common Stock Class D	Common Stock Common Stock Class I	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit and Cumulative Distributions	Total Stockholders' Equity	Noncontrolling Interest [Member]
Balance at Dec. 31, 2021	$ 6,673,718	$ 46	$ 1,544	$ 221	$ 1,636	$ 7,388,885	$ (530)	$ (757,575)	$ 6,634,227	$ 39,491
Common stock issued, net (transferred)	5,421,657	11	809	105	1,093	5,419,639			5,421,657
Offering costs, net	(195,642)					(195,642)			(195,642)
Distribution reinvestments	221,093	1	37	7	37	221,011			221,093
Amortization of restricted stock grants	894					894			894
Common stock repurchased	(1,347,308)	(1)	(144)	(23)	(321)	(1,346,819)			(1,347,308)
Net loss (allocated to redeemable non- controlling interest)	(63,781)							(65,708)	(65,708)	1,927
Contributions from non-controlling interests	14,899									14,899
Distributions to non-controlling interests	(2,291)									(2,291)
Distributions declared on common stock (see Note 11)	(531,973)							(531,973)	(531,973)
Other comprehensive income (loss)	(23,777)						(23,777)		(23,777)
Allocation to redeemable non-controlling interest	(21,698)					(21,698)			(21,698)
Balance at Dec. 31, 2022	10,145,791	57	2,246	310	2,445	11,466,270	(24,307)	(1,355,256)	10,091,765	54,026
Common stock issued, net (transferred)	502,590	(1)	49	(2)	148	502,396			502,590
Offering costs, net	59,039					59,039			59,039
Distribution reinvestments	207,385	1	37	3	38	207,306			207,385
Amortization of restricted stock grants	840					840			840
Common stock repurchased	(2,610,495)	(4)	(382)	(36)	(601)	(2,609,472)			(2,610,495)
Net loss (allocated to redeemable non- controlling interest)	(646,353)							(649,703)	(649,703)	3,350
Contributions from non-controlling interests	510									510
Distributions to non-controlling interests	(13,572)									(13,572)
Distributions declared on common stock (see Note 11)	(532,343)							(532,343)	(532,343)
Other comprehensive income (loss)	8,578						8,578		8,578
Allocation to redeemable non-controlling interest	14,840					14,840			14,840
Balance at Dec. 31, 2023	7,136,810	53	1,950	275	2,030	9,641,219	(15,729)	(2,537,302)	7,092,496	44,314
Common stock issued, net (transferred)	222,850	(2)	2	3	95	222,752			222,850
Offering costs, net	(1,778)					(1,156)			(1,156)	(622)
Distribution reinvestments	171,078	1	37	5	32	171,003			171,078
Amortization of restricted stock grants	840					840			840
Common stock repurchased	(1,065,841)	(1)	(175)	(24)	(263)	(1,065,378)			(1,065,841)
Net loss (allocated to redeemable non- controlling interest)	(688,111)							(684,883)	(684,883)	(3,228)
Contributions from non-controlling interests	26,567									26,567
Distributions to non-controlling interests	(2,310)									(2,310)
Distributions declared on common stock (see Note 11)	(469,194)							(469,194)	(469,194)
Other comprehensive income (loss)	(35,027)						(35,027)		(35,027)
Allocation to redeemable non-controlling interest	(37,157)					(37,157)			(37,157)
Balance at Dec. 31, 2024	$ 5,258,727	$ 51	$ 1,814	$ 259	$ 1,894	$ 8,932,123	$ (50,756)	$ (3,691,379)	$ 5,194,006	$ 64,721